Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Ambow Education Holding Ltd.
Entity Central Index Key	0001494558
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false